Systems, Equipment and Other Assets Related to Contracts, net and Property Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net, by Type [Abstract]
Schedule of Systems & Equipment and PPE, net

Systems & Equipment and PPE, net consist of the following:

	Systems & Equipment, net		PPE, net
	December 31,		December 31,
($ thousands)	2019	2018	2019	2018
Land	297	303	2,317	2,462
Buildings	107,538	157,611	70,473	69,799
Terminals and systems	2,933,649	3,014,733	—	—
Furniture and equipment	198,324	205,305	240,375	257,444
Construction in progress	54,950	74,382	15,624	12,777
	3,294,758	3,452,334	328,789	342,482
Accumulated depreciation	(1,986,818)	(2,047,908)	(182,734)	(157,133)
	1,307,940	1,404,426	146,055	185,349